Property and Equipment (Details Narrative) (Southwestern Montana Financial Center, Inc.) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 173,791	$ 57,771	$ 94,474
Southwestern Montana Financial Center, Inc. [Member]
Depreciation expense				$ 30,311	$ 27,815